Employee Benefits - Defined Benefit Pension Plan's Funded (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Service cost	$ 100	$ 100	$ 100
Interest cost	221	232	268
Expected return on plan assets	(234)	(278)	(305)
Net loss amortization	53	61
Cost of settlements	156	155	142
Net periodic benefit cost	296	270	205
Amortization of net actuarial loss	53	61
Fair value of plan assets at beginning of period	4,464
Net actuarial loss	(226)	(35)	(810)
Adjustment for settlement	(156)	(155)	(142)
Employer contributions	930
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	(17)	181	(668)
Tax effect	4	(69)	245
Net	(13)	112	(423)
Fair value of plan assets at end of year	4,689	4,464
Pension Plan [Member]
Benefit obligation at beginning of period	6,176	7,025
Service cost	100	100
Interest cost	221	232
Actuarial loss (gain)	233	(200)
Administrative expenses paid	(59)	(45)
Benefits paid	(79)	(70)
Settlements	(807)	(866)
Benefit obligation at end of year	5,785	6,176	7,025
Fair value of plan assets at beginning of period	4,464	5,402
Return on plan assets	240	43
Employer contributions	930
Administrative expenses paid	(59)	(45)
Benefits paid	(79)	(70)
Settlements	(807)	(866)
Fair value of plan assets at end of year	4,689	4,464	$ 5,402
Funded status	$ (1,096)	$ (1,712)